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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bluecrest Capital Management Limited
Address:     40 Grosvenor Place, London, SW1X 7AW, United Kingdom


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Jessop
Title:  Operations Manager
Phone:  + 44 20 3201 5804

Signature, Place, and Date of Signing:


/s/ Mark Jessop                        London, UK              November 8, 2007
------------------------        ------------------------     -------------------
     [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    63
                                                           ------------------

Form 13F Information Table Value Total:                              $136,227
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.               Form 13F File Number               Name
        --------           ---------------------              ------------------

                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2007


                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                                               FAIR MARKET SHARES OR
                          TITLE OF     CUSIP      VALUE    PRINCIPAL SH/ PUT/      SHARED-  SHARED- OTHER
ISSUER                     CLASS      NUMBER (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE AND FITCH        CL A     002896207  $1,074    13,315    SH        X                           13,315
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                      ORD      G0070K103  $2,522    41,635    SH        X                           41,635
------------------------------------------------------------------------------------------------------------------------------------
ALUMINUM CORP CHINA LTD   SPON ADR H  022276109   $861     12,300    SH        X                           12,300
                             SHS
------------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP        COM      036115103  $1,263    39,900    SH        X                           39,900
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                    COM      037833100    $3      60,000    SH  PUT   X                                            NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCH CAP GROUP LTD           ORD      G0450A105   $547     7,359     SH        X                           7,359
------------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL HOLDINGS        SHS      G0692U109   $181     4,657     SH        X                           4,657
------------------------------------------------------------------------------------------------------------------------------------
BANCOLOMBIA SA             SPON ADR   05968L102  $2,390    69,000    SH        X                           69,000
                             PREF
------------------------------------------------------------------------------------------------------------------------------------
BRINKER INTL INC             COM      109641100   $57      2,090     SH        X                           2,090
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV          SPON ADR NEW 151290889  $7,906   264,250    SH        X                          264,250
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA DE   SP ADR N-V  204409601  $5,391   252,747    SH        X                          252,747
MINA                         PFD
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC       COM      15189T107   $33      2,053     SH        X                           2,053
------------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LIMITED      SPONSORED   16941M109   $151     1,850     SH        X                           1,850
                             ADR
------------------------------------------------------------------------------------------------------------------------------------



                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                                               FAIR MARKET SHARES OR
                          TITLE OF     CUSIP      VALUE    PRINCIPAL SH/ PUT/      SHARED-  SHARED- OTHER
ISSUER                     CLASS      NUMBER (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHINA PETE AND CHEM CORP  SPON ADR H  16941R108  $3,324    27,000    SH        X                           27,000
                             SHS
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                COM      12572Q105  $4,699    8,000     SH        X                           8,000
------------------------------------------------------------------------------------------------------------------------------------
CNOOC LTD                 SPONSORED   126132109   $907     5,450     SH        X                           5,450
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
COPA HOLDINGS SA             CL A     P31076105   $649     16,200    SH        X                           16,200
------------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC           COM      228368106   $876     38,484    SH        X                           38,484
------------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC       COM      237194105   $358     8,556     SH        X                           8,556
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO              COM      277432100  $2,448    36,686    SH        X                           36,686
------------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                  COM      292764107  $1,009    26,447    SH        X                           26,447
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN        COM      313586109  $2,171    35,700    SH        X                           35,700
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN        COM      313586109   $585    300,000    SH  PUT   X                                            NONE
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD      SPONSORED   34415V109  $2,712    46,750    SH        X                           46,750
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP            COM      370442105  $6,847   186,570    SH        X                          186,570
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO      COM      382550101   $503     16,539    SH        X                           16,539
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC               COM      42222G108   $631     11,671    SH        X                           11,671
------------------------------------------------------------------------------------------------------------------------------------
HOSPITALITY PPTYS TR      COM SH BEN  44106M102   $495     12,185    SH        X                           12,185
                             INT
------------------------------------------------------------------------------------------------------------------------------------



                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                                               FAIR MARKET SHARES OR
                          TITLE OF     CUSIP      VALUE    PRINCIPAL SH/ PUT/      SHARED-  SHARED- OTHER
ISSUER                     CLASS      NUMBER (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES LTD  SPONSORED   456788108  $1,858    38,400    SH        X                           38,400
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS INC    COM      460690100  $1,209   116,471    SH        X                          116,471
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS       COM      459200101   $700     5,947     SH        X                           5,947
MACHS
------------------------------------------------------------------------------------------------------------------------------------
I SHARES INC             MSCI MEXICO  464286822 $30,258   514,691    SH        X                          514,691
------------------------------------------------------------------------------------------------------------------------------------
I SHARES INC             MSCI BRAZIL  464286400   $163     2,220     SH        X                           2,220
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR               MSCI EMERG  464287234  $2,017   311,614    SH  CALL  X                                            NONE
                             MKT
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR               MSCI EMERG  464287234   $964    334,795    SH  PUT   X                                            NONE
                             MKT
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP          COM PAR    46612J507  $2,633   176,034    SH        X                          176,034
                            $0.001
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                   COM      500255104  $2,359    41,153    SH        X                           41,153
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                    COM      521865105   $411     12,810    SH        X                           12,810
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC               CL A     559222401   $358     3,719     SH        X                           3,179
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW        CL A     571903202   $25     100,000    SH  CALL  X                                            NONE
------------------------------------------------------------------------------------------------------------------------------------


                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                                               FAIR MARKET SHARES OR
                          TITLE OF     CUSIP      VALUE    PRINCIPAL SH/ PUT/      SHARED-  SHARED- OTHER
ISSUER                     CLASS      NUMBER (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW        CL A     571903202   $350    100,000    SH  PUT   X                                             NONE
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                     COM      55262C100  $1,328    21,750    SH        X                           21,750
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC   SPONSORED   607409109  $4,318    62,300    SH        X                           62,300
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC              COM      608190104    $58       718     SH        X                            718
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT
PHARM INC                    COM      60852M104   $167     24,671    SH        X                           24,671
------------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY        COM      62985Q101   $949     32,012    SH        X                           32,012
------------------------------------------------------------------------------------------------------------------------------------
NOVA CHEMICALS               COM      66977W109   $349     9,054     SH        X                           9,054
CORP
------------------------------------------------------------------------------------------------------------------------------------
OIL STS INTL INC             COM      678026105  $1,117    23,125    SH        X                           23,125
------------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC           COM      713291102   $353     13,063    SH        X                           13,063
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD         SPONSORED   71646E100  $1,388    7,500     SH        X                           7,500
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA    SPONSORED   71654V408   $128     1,696     SH        X                           1,696
PETRO                        ADR
------------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP          COM      721467108  $1,113    32,060    SH        X                           32,060
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY           SHS      G7945J104  $1,301    50,865    SH        X                           50,865
------------------------------------------------------------------------------------------------------------------------------------


                                                                               INVESTMENT DISCRETION         VOTING AUTHORITY
                                               FAIR MARKET SHARES OR
                          TITLE OF     CUSIP      VALUE    PRINCIPAL SH/ PUT/      SHARED-  SHARED- OTHER
ISSUER                     CLASS      NUMBER (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC         COM      866810104  $1,382   246,311    SH        X                          246,311
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                  COM      879664100  $3,274   343,900    SH        X                          343,900
------------------------------------------------------------------------------------------------------------------------------------
TNT N V                   SPONSORED   87260W101   $243     5,800     SH        X                           5,800
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM          SPON ADR   900111204  $8,527   400,736    SH        X                          400,736
HIZMETLERI                   NEW
------------------------------------------------------------------------------------------------------------------------------------
UAL CORP                   COM NEW    902549807  $2,508    53,908    SH        X                           53,908
------------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-UNIAO DE        GDR REP PFD  90458E107  $6,742    51,250    SH        X                           51,250
BANCOS BRA                   UT
------------------------------------------------------------------------------------------------------------------------------------
U S AIRWAYS GROUP INC        COM      90341W108  $1,956    74,508    SH        X                           74,508
------------------------------------------------------------------------------------------------------------------------------------
WARNER MUSIC GROUP CORP      COM      934550104   $242     24,000    SH        X                           24,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS-SONOMA INC          COM      969904101  $2,322    71,186    SH        X                           71,186
------------------------------------------------------------------------------------------------------------------------------------
XL CAP LTD                   CL A     G98255105  $2,564    32,372    SH        X                           32,372
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                        $136,227
(in thousands)
